UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07092

Name of Fund: BlackRock Florida Insured Municipal 2008 Term Trust, Inc. (BRF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Insured Municipal 2008 Term Trust, Inc.,
           800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—77.3%
		Florida—76.1%
$1,500		Alachua Cnty. Sch. Dist., Ad Valorem Ppty.
		Tax GO, 4.25%, 1/01/09, FSA	$1,514,580
4,190		Brd. of Ed., Sch. Impvts. Misc. RB, Ser. A,
		5.00%, 7/01/08, FGIC	4,237,975
		City of Jacksonville,
2,000		Pub. Impvts. Sales Tax RB, 4.10%,
		10/01/08, AMBAC	2,012,580
1,155		Sales Tax RB, 3.125%, 10/01/08, FGIC	1,149,213
5,895		Sales Tax RB, 4.25%, 10/01/08, AMBAC	5,941,335
2,000		City of Lakeland, Elec., Pwr. & Lt. RB,
		5.90%, 10/01/08, FSA	2,047,620
		City of Orlando, Swr. RB,
1,100		Ser. A, 3.25%, 10/01/08, AMBAC	1,096,436
1,280		Ser. A, 3.50%, 10/01/09, AMBAC	1,280,243
10,000		Cnty. of Hillsborough, Wtr. RB, 4.50%,
		8/01/08, AMBAC	10,085,100
		Cnty. of Miami-Dade,
905	[1]	Misc. Taxes RB, Ser. B, Zero Coupon,
		10/01/08, AMBAC	873,108
1,095		Misc. Taxes RB, Ser. B, Zero Coupon,
		10/01/08, AMBAC	1,055,996
1,535		Pub. Impvts. RB, 3.40%, 4/01/08,
		AMBAC	1,534,325
		Cnty. of Orange,
5,130		Misc. Taxes RB, Ser. A, 4.00%, 10/01/08,
		AMBAC	5,157,702
1,005	[1]	Sales Tax RB, Ser. A, 5.85%, 10/01/08,
		MBIA	1,028,497
495		Sales Tax RB, Ser. A, 5.85%, 10/01/08,
		MBIA	506,623
		Cnty. of Osceola,
640		Fuel Sales Tax RB, 3.10%, 4/01/08, FGIC	638,189
1,810	[1]	Trans. Impvts. Sales Tax RB, 3.75%,
		10/01/08, AMBAC	1,814,090
2,000		Cnty. of Seminole, Wtr. RB, 6.00%,
		10/01/09, MBIA	2,067,760
5,905		Dept. of Env. Protection, Recreational Fac.
		Impvts. Sales Tax RB, Ser. B, 4.00%,
		7/01/08, FGIC	5,928,856
		Div. of Bd. Fin.,
8,000		Recreational Fac. Impvts. Misc. Taxes
		RB, Dept. of Env. Presvtn. Proj., Ser. B,
		5.25%, 7/01/10, FSA	8,175,920
2,000		Recreational Fac. Impvts. Sales Tax RB,
		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%,
		7/01/11, AMBAC	2,020,800
1,095		Escambia Cnty. Utils. Auth., Mult. Util. RB,
		Ser. B, 6.125%, 1/01/09, FGIC	1,113,878
6,000		Greater Orlando Aviation Auth., Port, Arpt.
		& Marina RB, Orlando Arpt. Facs. Proj.,
		Ser. C, 3.50%, 10/01/08, MBIA	5,997,060
3,000		Hillsborough Cnty. Sch. Brd., Sales Tax RB,
		4.00%, 10/01/09, AMBAC	3,030,570
950		Indian River Cnty. Sch. Dist., Ad Valorem
		Ppty. Tax GO, 3.25%, 4/01/08, FSA	948,480
3,000		Lee Cnty., Port, Arpt. & Marina RB, 4.25%,
		10/01/09, FSA	3,040,350
		Miami, Ad Valorem Ppty. Tax GO,
1,345		5.90%, 12/01/08, FGIC	1,382,458
1,000		6.00%, 12/01/09, FGIC	1,052,080
2,000	[1]	Miami-Dade Cnty. Edl. Facs. Auth., Univ.
		& Coll. Impvts. RB, Univ. of Miami Proj.,
		Ser. A, 4.875%, 4/01/09, AMBAC	2,040,940
Principal
Amount
(000)		Description	Value
		Florida— (cont'd)
$4,775		Miami-Dade Cnty. Sch. Brd., Lease Approp.
		COP, 5.25%, 8/01/11, FSA	$4,885,446
1,090		Mun. Loan Council, Pub. Impvts. Misc. RB,
		Ser. C, 3.50%, 11/01/08, MBIA	1,090,207
4,935		Pasco Cnty., Rec. Recovery RB, 6.00%,
		4/01/09, FGIC	4,944,574
2,000		Polk Cnty. Sch. Brd., Sch. Impvts. Lease
		Approp. COP, Ser. A, 3.20%, 1/01/08,
		FSA	1,997,400
500		Saint Petersburg Hlth. Facs. Auth., Hlth.,
		Hosp. & Nursing Home RB, All
		Children's Hosp. Proj., 3.10%, 11/15/08,
		AMBAC	496,335
2,530		Tpke. Auth., Hwy. Impvts. Hwy. Tolls RB,
		Ser. B, 5.50%, 7/01/08, MBIA	2,568,355
1,370		Vlg. Ctr. Cmnty. Dev. Dist., Recreational
		RB, Ser. A, 5.50%, 11/01/08, MBIA	1,399,647
2,370		Volusia Cnty., Sales Tax RB, Ser. B, 4.00%,
		10/01/08, MBIA	2,382,561
			98,537,289
		Puerto Rico—1.2%
1,500		Mun. Fin. Agcy., Cash Flow Mgmt. Ad
		Valorem Ppty. Tax GO, Ser. A, 5.625%,
		8/01/10, FSA	1,569,825
		Total Long-Term Investments
		(cost $99,147,301)	100,107,114
		SHORT-TERM INVESTMENTS—21.8%
		Florida—21.8%
400	[2]	Dade Cnty. Indl. Dev. Auth. Poll. Ctrl., Indl.
		RB, Pwr. & Lt. Co. Proj., 4.04%,
		10/01/07, FRDD	400,000
		Jacksonville Hlth. Facs. Auth.,
4,050	[2]	Hlth., Hosp. & Nursing Home Impvts.
		RB, Baptist Med. Ctr. Proj., 4.00%,
		10/01/07, FRDD	4,050,000
1,645	[2]	Hlth., Hosp. & Nursing Home RB,
		Daughters of Charity Proj., 4.00%,
		10/01/07, MBIA, FRDD	1,645,000
1,000	[2]	North Broward Hosp. Dist. RB, Ser. B,
		3.87%, 10/03/07, CIFG, FRWD	1,000,000
		Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Orlando Regl.
		Hlth. Care Proj.,
950	[2]	4.00%, 10/01/07, FSA, FRDD	950,000
1,400	[2]	4.02%, 10/01/07, FGIC, FRDD	1,400,000
2,900	[2]	Orlando & Orange Cnty. Expwy. Auth.,
		Hwy. Impvts. Tolls RB, Ser. B-1, 3.83%,
		10/04/07, AMBAC, FRWD	2,900,000
		Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp.
		& Nursing Home RB,
5,200	[2]	All Children's Hosp. Proj., 4.03%,
		10/01/07, AMBAC, FRDD	5,200,000
5,200	[2]	Baycare Hlth. Sys., Inc. Proj., 3.84%,
		10/04/07, FSA, FRWD	5,200,000
2,305	[2]	Sunshine St. Govt'l. Fing. Comm., Pub.
		Impvts. Misc. RB, 4.08%, 10/01/07,
		AMBAC, FRDD	2,305,000

 BlackRock Florida Insured Municipal 2008 Term Trust (BRF)  (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Florida— (cont'd)
$3,100	[2]	West Palm Beach Util. Sys., Mult. Util. RB,
		3.86%, 10/03/07, FGIC, FRWD	$3,100,000
		Total Short-Term Investments
		(cost $28,150,000)	28,150,000
Total Investments—99.1% (cost $127,297,3013)			$128,257,114
Other assets in excess of liabilities—0.9%			1,198,103

Net Assets—100%			$129,455,217

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.

[2]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[3]	Cost for federal income tax purposes is $127,291,085. The net unrealized appreciation on a tax basis is $966,029, consisting of $1,002,233 gross unrealized appreciation and $36,204 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 97.0% of the Trust's net assets.

AMBAC	—	38.2%
CIFG	—	0.8%
FGIC	—	19.6%
FSA	—	23.7%
MBIA	—	14.7%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
CIFG	—	CDC IXIS Financial Guaranty
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer (principal executive officer) of BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Florida Insured Municipal 2008 Term Trust, Inc.

	Date:	November 20, 2007